Related-party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related-party transactions	25Related-party transactions
In the normal course of business, Philips purchases and sells goods and services from/to various related parties in which Philips typically holds between 20% and 50% equity interest and has significant influence. These transactions are generally conducted with terms comparable to transactions with third parties.
Philips Group
Related-party transactions in millions of EUR

	2025	2024	2023
Sales of goods and services	146	89	106
Purchases of goods and services	50	50	42
Receivables from related parties	19	25	18
Payables to related parties	-	2	2
Philips founded three Philips Medical Capital (PMC) entities, in the US, France and Germany, in which Philips holds a minority interest. Philips Medical Capital, LLC in the US is the most significant entity. The above table includes sales transactions between Philips and PMC of EUR 146 million in 2025 (2024: EUR 88 million; 2023:
EUR 87 million), under which PMC has leased the equipment to the ultimate customer. In addition, as part of its S&RC operations in the US, PMC funded durable medical equipment (DMEs) providers, through loans and leases. PMC-funded transactions these DMEs entered into with Philips amount to EUR 70 million in 2025 (2024:
EUR 75 million; 2023: EUR 117 million). The associated costs of these funding transactions are borne by the ultimate customer and settled directly with PMC.
On August 14, 2023, it was announced that Exor N.V. acquired a 15% minority stake in Philips shares and entered into a relationship agreement with the company. Pursuant to the relationship agreement with the company, Exor N.V. proposed one member to the Supervisory Board, who was confirmed at the Annual
General Meeting of Shareholders on May 7, 2024. From this date, Exor is considered a related party for reporting purposes. For remuneration details of Benoît Ribadeau-Dumas as the Exor nominee see Information on remuneration. Exor has agreed to maintain its shareholding of at least 15% up to 20% for three years from August 13, 2023. Philips did not have other reportable transactions with Exor during the period ended
December 31, 2025.
In light of the composition of the Executive Committee, the company considers the members of the Executive
Committee and the Supervisory Board to be the key management personnel as defined in IAS 24 Related party disclosures.
For remuneration details of the Executive Committee, the Board of Management and the Supervisory Board
see Information on remuneration.
For post-employment benefit plans see Post-employment benefits.